QUARTERLY DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income	$ 12,649	$ 12,217	$ 11,790	$ 11,470	$ 12,039	$ 11,728	$ 11,683	$ 12,071	$ 48,126	$ 47,521	$ 38,192
Interest expense	2,376	2,333	2,145	2,047	2,038	2,041	2,080	2,084	8,901	8,243	8,454
Net interest and dividend income	10,273	9,884	9,645	9,423	10,001	9,687	9,603	9,987	39,225	39,278	29,738
Provision for loan losses	797	1,017	360	335	344	350	415	430	2,509	1,539	1,319
Net interest and dividend income after provision for loan losses	9,476	8,867	9,285	9,088	9,657	9,337	9,188	9,557	36,716	37,739	28,419
Noninterest income	2,628	2,746	2,610	2,337	2,486	2,446	2,462	2,772	10,321	10,166	8,305
Noninterest expenses	9,973	10,145	10,406	10,061	10,211	10,004	10,337	10,954	40,585	41,506	37,677
Income (loss) before income tax provision (benefit)	2,131	1,468	1,489	1,364	1,932	1,779	1,313	1,375	6,452	6,399	(953)
Income Tax Expense (Benefit)	683	494	484	443	541	579	399	469	2,104	1,988	(98)
Net income (loss)	$ 1,448	$ 974	$ 1,005	$ 921	$ 1,391	$ 1,200	$ 914	$ 906	$ 4,348	$ 4,411	$ (855)
Earnings (loss) per common share:
Basic	$ 0.12	$ 0.08	$ 0.08	$ 0.07	$ 0.11	$ 0.10	$ 0.07	$ 0.07	$ 0.36	$ 0.36	$ (0.08)
Diluted	$ 0.12	$ 0.08	$ 0.08	$ 0.07	$ 0.11	$ 0.10	$ 0.07	$ 0.07	$ 0.36	$ 0.36	$ (0.08)